Board of Management and Supervisory Board Remuneration (Details 1) (EUR €)	12 Months Ended
Dec. 31, 2012
E. Meurice [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	23,270
Exercised during 2012	23,270
Share price on exercise date	€ 35.12
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 11.53
Expiration date	Jan. 19, 2015
E. Meurice [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	88,371
Exercised during 2012	88,371
Share price on exercise date	€ 36.70
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 17.90
Expiration date	Jan. 18, 2016
E. Meurice [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	95,146
Exercised during 2012	95,146
Share price on exercise date	€ 43.89
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 20.39
Expiration date	Jan. 17, 2017
E. Meurice [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	42,448
Exercised during 2012	42,448
Share price on exercise date	€ 36.67
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 17.20
Expiration date	Feb. 04, 2018
E. Meurice [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	84,895
Exercised during 2012	84,895
Share price on exercise date	€ 34.93
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 12.39
Expiration date	Feb. 02, 2019
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	31,500
Exercised during 2012
Share price on exercise date
Vested during 2012
Expired during 2012	31,500
Outstanding options, Ending Balance
Exercise price	€ 58.00
Expiration date	Jan. 20, 2012
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	52,554
Exercised during 2012	52,554
Share price on exercise date	€ 33.60
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 12.39
Expiration date	Feb. 02, 2019
M.A. van den Brink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	31,500
Exercised during 2012
Share price on exercise date
Vested during 2012
Expired during 2012	31,500
Outstanding options, Ending Balance
Exercise price	€ 58.00
Expiration date	Jan. 20, 2012
M.A. van den Brink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	27,894
Exercised during 2012	27,894
Share price on exercise date	€ 34.38
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 17.20
Expiration date	Feb. 04, 2018
M.A. van den Brink [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	55,788
Exercised during 2012	55,788
Share price on exercise date	€ 33.60
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 12.39
Expiration date	Feb. 02, 2019
F.J. van Hout [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	46,201
Exercised during 2012	46,201
Share price on exercise date	€ 33.60
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 12.39
Expiration date	Feb. 02, 2019
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance
Exercised during 2012
Share price on exercise date
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price
Expiration date	. NaN, NaN